Cover Page	Mar. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Entity Registrant Name	Live Ventures Incorporated
Entity Central Index Key	0001045742
Entity Emerging Growth Company	false
Entity File Number	001-33937
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	85-0206668
Entity Address, Address Line One	8548 Rozita Lee Ave.
Entity Address, Address Line Two	Suite 305
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	702
Local Phone Number	939-0231
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	LIVE
Security Exchange Name	NASDAQ